Average Annual Total Returns{- Fidelity® Total Bond Fund} - 08.31 Fidelity Total Bond Fund AMCIZ PRO-12 - Fidelity® Total Bond Fund	Fidelity Total Bond Fund-Class A Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Class A Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Class A Return Before Taxes Past 10 years	Fidelity Total Bond Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Total Bond Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Total Bond Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Total Bond Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Total Bond Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Total Bond Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Total Bond Fund-Class M Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Class M Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Class M Return Before Taxes Past 10 years	Fidelity Total Bond Fund-Class C Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Class C Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Class C Return Before Taxes Past 10 years	Fidelity Total Bond Fund - Class I Return Before Taxes Past 1 year	Fidelity Total Bond Fund - Class I Return Before Taxes Past 5 years	Fidelity Total Bond Fund - Class I Return Before Taxes Past 10 years	Fidelity Total Bond Fund-Class Z Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Class Z Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Class Z Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	LB091 Past 1 year	LB091 Past 5 years	LB091 Past 10 years
Total	5.16%	2.53%	3.76%	3.97%	1.31%	2.37%	3.03%	1.39%	2.36%	5.07%	2.52%	3.76%	7.70%	2.60%	3.42%	9.83%	3.63%	4.45%	9.87%	3.76%	3.77%	[1]	8.72%	3.05%	3.75%	9.29%	3.44%	4.12%

[1]	(a)Since inception December 22, 2014.